Consolidated Statements of Financial Position $ in Millions, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 1,064,990.2	$ 38,391.9	$ 660,170.6
Financial assets at fair value through profit or loss	159.0	5.7	2,259.4
Financial assets at fair value through other comprehensive income	119,519.3	4,308.5	122,448.5
Financial assets at amortized cost	3,773.6	136.0	6,598.0
Hedging financial assets	13.5	0.5	0.1
Notes and accounts receivable, net	197,586.1	7,122.8	145,480.3
Receivables from related parties	715.3	25.8	558.1
Other receivables from related parties	61.5	2.2	50.6
Inventories	193,102.3	6,961.2	137,353.4
Other financial assets	16,630.6	599.5	10,676.1
Other current assets	10,521.5	379.3	6,590.2
Total current assets	1,607,072.9	57,933.4	1,092,185.3
NONCURRENT ASSETS
Financial assets at fair value through other comprehensive income	5,887.9	212.3	4,514.9
Financial assets at amortized cost	1,533.4	55.3	4,372.2
Investments accounted for using equity method	21,762.2	784.5	18,730.2
Property, plant and equipment	1,975,118.7	71,201.1	1,555,589.1
Right-of-use assets	32,734.4	1,180.0	27,728.5
Intangible assets	26,821.7	966.9	25,768.1
Deferred income tax assets	49,153.9	1,772.0	25,958.2
Refundable deposits	2,624.9	94.6	1,343.0
Other noncurrent assets	2,592.2	93.4	4,411.0
Total noncurrent assets	2,118,229.3	76,360.1	1,668,415.2
TOTAL	3,725,302.2	134,293.5	2,760,600.5
CURRENT LIABILITIES
Short-term loans	114,921.3	4,142.8	88,559.0
Financial liabilities at fair value through profit or loss	681.9	24.6	94.1
Hedging financial liabilities	9.6	0.3	1.2
Accounts payable	47,285.6	1,704.6	38,987.3
Payables to related parties	1,437.2	51.8	2,107.7
Salary and bonus payable	23,802.1	858.0	20,071.2
Accrued profit sharing bonus to employees and compensation to directors and supervisors	36,524.7	1,316.7	35,681.0
Payables to contractors and equipment suppliers	145,742.2	5,253.9	157,805.0
Cash dividends payable	142,617.1	5,141.2	129,652.0
Income tax payable	78,496.6	2,829.7	68,656.7
Long-term liabilities - current portion	4,566.7	164.6	2,600.0
Accrued expenses and other current liabilities	162,267.8	5,849.7	87,683.2
Total current liabilities	758,352.8	27,337.9	631,898.4
NONCURRENT LIABILITIES
Bonds payable	610,070.6	21,992.4	254,105.1
Long-term bank loans	3,309.1	119.3	1,967.6
Deferred income tax liabilities	1,873.9	67.6	1,729.9
Lease liabilities	20,764.2	748.5	20,560.6
Net defined benefit liability	11,036.9	397.9	11,914.1
Guarantee deposits	686.8	24.8	265.6
Others	167,525.4	6,039.1	2,395.4
Total noncurrent liabilities	815,266.9	29,389.6	292,938.3
Total liabilities	1,573,619.7	56,727.5	924,836.7
EQUITY ATTRIBUTABLE TO SHAREHOLDERS OF THE PARENT
Capital stock	259,303.8	9,347.7	259,303.8
Capital surplus	64,761.5	2,334.6	56,347.2
Retained earnings
Appropriated as legal capital reserve	311,147.0	11,216.5	311,147.0
Appropriated as special capital reserve	59,304.2	2,137.9	42,259.1
Unappropriated earnings	1,517,351.7	54,699.0	1,220,434.0
Total retained earnings	1,887,802.9	68,053.4	1,573,840.1
Others	(62,608.4)	(2,257.0)	(54,679.8)
Equity attributable to shareholders of the parent	2,149,259.8	77,478.7	1,834,811.3
NON - CONTROLLING INTERESTS	2,422.7	87.3	952.5
Total equity	2,151,682.5	77,566.0	1,835,763.8
TOTAL	$ 3,725,302.2	$ 134,293.5	$ 2,760,600.5